Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 46,196	$ 35,648
Securities measured at amortized cost	20,115	12,876
Equity securities designated at FVOCI	602	562
Securities mandatorily measured and designated at FVTPL	54,397	52,578
Total financial securities	121,310	101,664
Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	10,851	6,620
Securities measured at amortized cost	582	180
Securities mandatorily measured and designated at FVTPL	$ 7,203	$ 10,708
Debt securities measured at FVOCI, yield	1.70%	2.10%
Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 12,271	$ 9,249
Securities measured at amortized cost	6,748	4,872
Securities mandatorily measured and designated at FVTPL	$ 8,262	$ 8,055
Debt securities measured at FVOCI, yield	1.90%	2.70%
U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 9,371	$ 7,742
Securities measured at amortized cost	5,927	2,329
Securities mandatorily measured and designated at FVTPL	$ 5,074	$ 905
Debt securities measured at FVOCI, yield	2.00%	1.80%
Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 5,336	$ 3,996
Securities measured at amortized cost	660	693
Securities mandatorily measured and designated at FVTPL	$ 1,139	$ 924
Debt securities measured at FVOCI, yield	2.50%	2.30%
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,699	$ 3,430
Securities measured at amortized cost	3,616	3,727
Securities mandatorily measured and designated at FVTPL	$ 1,175	$ 1,774
Debt securities measured at FVOCI, yield	2.40%	2.50%
Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 47	$ 68
Securities measured at amortized cost	463	344
Securities mandatorily measured and designated at FVTPL	$ 1,218	$ 1,157
Debt securities measured at FVOCI, yield	2.40%	2.50%
Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 5,621	$ 4,543
Securities measured at amortized cost	2,119	731
Securities mandatorily measured and designated at FVTPL	$ 3,783	$ 3,701
Debt securities measured at FVOCI, yield	2.40%	2.30%
Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 46,196	$ 35,648
Securities mandatorily measured and designated at FVTPL	27,854	27,224
Corporate public equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	46	43
Securities mandatorily measured and designated at FVTPL	26,523	25,348
Corporate private equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	556	519
Securities mandatorily measured and designated at FVTPL	20	6
Other equity securities [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	602	562
Securities mandatorily measured and designated at FVTPL	26,543	$ 25,354
Within 1 year [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,531
Total financial securities	17,476
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	2,452
Securities mandatorily measured and designated at FVTPL	$ 1,999
Debt securities measured at FVOCI, yield	1.50%
Within 1 year [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,051
Securities mandatorily measured and designated at FVTPL	$ 1,683
Debt securities measured at FVOCI, yield	1.70%
Within 1 year [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 4,128
Securities measured at amortized cost	781
Securities mandatorily measured and designated at FVTPL	$ 121
Debt securities measured at FVOCI, yield	1.90%
Within 1 year [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,227
Securities measured at amortized cost	234
Securities mandatorily measured and designated at FVTPL	$ 238
Debt securities measured at FVOCI, yield	2.20%
Within 1 year [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	$ 231
Securities mandatorily measured and designated at FVTPL	95
Within 1 year [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	5
Securities mandatorily measured and designated at FVTPL	155
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,007
Securities measured at amortized cost	280
Securities mandatorily measured and designated at FVTPL	$ 789
Debt securities measured at FVOCI, yield	1.80%
Within 1 year [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 10,865
Within 1 year [member] | Other equity securities [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	5,080
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	10,793
Total financial securities	50,921
Later than one year and not later than five years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	8,165
Securities measured at amortized cost	546
Securities mandatorily measured and designated at FVTPL	$ 2,463
Debt securities measured at FVOCI, yield	1.80%
Later than one year and not later than five years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 7,995
Securities measured at amortized cost	2,180
Securities mandatorily measured and designated at FVTPL	$ 1,347
Debt securities measured at FVOCI, yield	1.80%
Later than one year and not later than five years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 5,209
Securities measured at amortized cost	5,146
Securities mandatorily measured and designated at FVTPL	$ 2,737
Debt securities measured at FVOCI, yield	2.10%
Later than one year and not later than five years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,840
Securities measured at amortized cost	42
Securities mandatorily measured and designated at FVTPL	$ 703
Debt securities measured at FVOCI, yield	2.40%
Later than one year and not later than five years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 396
Securities measured at amortized cost	962
Securities mandatorily measured and designated at FVTPL	$ 968
Debt securities measured at FVOCI, yield	1.90%
Later than one year and not later than five years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	$ 153
Securities mandatorily measured and designated at FVTPL	451
Later than one year and not later than five years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	4,609
Securities measured at amortized cost	1,764
Securities mandatorily measured and designated at FVTPL	$ 2,245
Debt securities measured at FVOCI, yield	2.50%
Later than one year and not later than five years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 29,214
Later than one year and not later than five years [member] | Other equity securities [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	10,914
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	5,917
Total financial securities	15,133
Later than five years and not later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	234
Securities measured at amortized cost	36
Securities mandatorily measured and designated at FVTPL	$ 1,274
Debt securities measured at FVOCI, yield	2.10%
Later than five years and not later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,225
Securities measured at amortized cost	4,514
Securities mandatorily measured and designated at FVTPL	$ 1,049
Debt securities measured at FVOCI, yield	2.10%
Later than five years and not later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 34
Securities mandatorily measured and designated at FVTPL	$ 1,943
Debt securities measured at FVOCI, yield	1.60%
Later than five years and not later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 129
Securities mandatorily measured and designated at FVTPL	$ 164
Debt securities measured at FVOCI, yield	5.20%
Later than five years and not later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 248
Securities measured at amortized cost	987
Securities mandatorily measured and designated at FVTPL	$ 112
Debt securities measured at FVOCI, yield	2.40%
Later than five years and not later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	$ 305
Securities mandatorily measured and designated at FVTPL	228
Later than five years and not later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	5
Securities measured at amortized cost	75
Securities mandatorily measured and designated at FVTPL	$ 571
Debt securities measured at FVOCI, yield	2.40%
Later than five years and not later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,875
Later than five years and not later than ten years [member] | Other equity securities [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	5,341
Later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,874
Total financial securities	10,635
Later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	1,467
Later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	54
Securities mandatorily measured and designated at FVTPL	4,183
Later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	273
Later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	140
Securities measured at amortized cost	384
Securities mandatorily measured and designated at FVTPL	$ 34
Debt securities measured at FVOCI, yield	5.60%
Later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,055
Securities measured at amortized cost	$ 1,436
Debt securities measured at FVOCI, yield	2.50%
Later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 47
Securities mandatorily measured and designated at FVTPL	$ 384
Debt securities measured at FVOCI, yield	2.40%
Later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	$ 178
Later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	2,242
Later than ten years [member] | Other equity securities [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	6,519
With no specific maturity [member]
Disclosure of financial assets [line items]
Total financial securities	27,145
With no specific maturity [member] | Debt securities [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	26,543
With no specific maturity [member] | Corporate public equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	46
Securities mandatorily measured and designated at FVTPL	26,523
With no specific maturity [member] | Corporate private equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	556
Securities mandatorily measured and designated at FVTPL	20
With no specific maturity [member] | Other equity securities [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	$ 602